Condensed Financial Information of Registrant - Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements Captions [Line Items]
Selling, general and administrative expenses									$ 1,724	$ 1,829	$ 1,591
OperatingIncome/ (Loss)	282	244	229	125	260	233	211	22	880	726	673
Interest expense									(390)	(449)	(619)
(Provision)/benefit for income taxes									(122)	(6)	54
Equity in net income of subsidiaries									5	3	5
Net income									272	87	133
Total Nielsen Stockholders' Equity
Condensed Financial Statements Captions [Line Items]
Selling, general and administrative expenses									2	2
OperatingIncome/ (Loss)									(2)	(2)
Interest expense									(23)	(21)
Foreign currency exchange transaction (loss)/gain									(1)		1
(Loss)/income from continuing operations before income taxes and equity in net income of subsidiaries									(26)	(23)	1
(Provision)/benefit for income taxes									2	(2)
Equity in net income of subsidiaries									297	109	129
Net income									$ 273	$ 84	$ 130